SCHEDULE OF MOVEMENT OF THE OIL AND GAS PROPERTY (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Extractive Industries [Abstract]
Beginning Balance	$ 3,604,480	$ 1,338,987	$ 1,427,486
Additional capitalization	4,723,463	2,916,102	201,972
Asset retirement costs	188,873		364,272
Depletion	(1,046,996)	(650,609)	(654,743)
Ending Balance	$ 7,469,820	$ 3,604,480	$ 1,338,987